Schedule of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Goodwill [Line Items]
Balance, beginning of year	$ 484,401	$ 484,401
Reduction in goodwill due to sale of minority interest	(1,496) [1]
Balance, end of year	$ 482,905	$ 484,401

[1]	See further discussion regarding the sale of the minority interest in Footnote 17.